Shareholders' Equity (Details) - Schedule of Warrants Activity - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Warrants Activity Abstract
Number of warrants , at beginning	6,023,700		6,023,700
Weighted average life , at beginning			2 years 1 month 6 days
Expiration dates , at beginning	Feb. 04, 2024	Feb. 04, 2024	Feb. 04, 2024
Number of warrants ,at ending	6,023,700	6,023,700
Weighted average life , at ending	7 months 6 days	1 year 1 month 6 days
Expiration dates , at ending	Feb. 04, 2024	Feb. 04, 2024	Feb. 04, 2024
Number of warrants ,warrants exercisable	6,023,700	6,023,700
Weighted average life ,warrants exercisable	7 months 6 days	1 year 1 month 6 days
Expiration dates ,warrants exercisable	Feb. 04, 2024	Feb. 04, 2024